financial instruments - Credit risk (Details) - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 4,521	$ 4,737
Cash and temporary investments, net
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	382	723
Customer accounts receivable
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	3,217	3,216
Contract assets.
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	633	709
Derivative assets
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 289	$ 89